Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 19 - Subsequent Events

Management has considered subsequent events through March 31, 2021, which was the date these consolidated financial statements were issued.

Strategic Cooperation Agreement

On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met:

(i)	if the closing price of the shares in the Company exceeds US$3 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(ii)	if the closing price of the shares in the Company exceeds US$5 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(iii)	if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.

The fair value of the Call Options is recognized as stock-based compensation expense over the requisite service period which is five-year period from the date thereof.

February 2021 Private Placement

On February 15, 2020, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: (a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; (b) a warrant (the “Series D Warrant”) to purchase 2,333,333 American  Depositary Shares (“ADS”) of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; (c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the Warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrant by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021. The Series A Convertible Preferred Shares bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and is convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $3.00 per share. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs.

Shares Issuance

(a)	Exercise of Warrants in Connection with August 2020 Private Placement

770,833 Class A ordinary shares, as represented by ADSs were issued in February 2021 for the aggregate proceeds of approximately $1.5 million, as a result of investors’ exercise of August 2020 PIPE Warrants.

(b)	Conversion of the Debenture and Exercise of December 2020 Warrants

On January 29, 2021, the holder converted the December 2020 Convertible Debenture. As a result, 889,667 Class A ordinary shares, as represented by ADSs were issued on February 5, 2021, including 809,667 ADSs as a result of holder’s conversion of principal and accrued interest and issuance of ADSs shares in relation to the full subscription of the Debenture.

In addition, the Company received the proceeds of $27.4 million in exchange for the issuance of 14,200,000  Class A ordinary shares, as represented by ADSs, as a result of exercise of December 2020 Warrants.

(c)	Share Subscription Agreement with Yun Tian

Subsequently, the Company received subscription price in an aggregate of $0.5 million from Yun Tian, the Subscriber, and the related Subscription Shares of 217,273 Class A shares were issued.

(d)	2020 Share Incentive Plan

A total of 1,486,504 Class A ordinary shares, represented by ADSs were issued in March 2021.

Sponsorship of SPAC Companies

In March 2021, the Group launched the sponsorship of two SPAC companies in cooperation with other parties.

Subscription of Shares in Grandshores

In February 2021, the Company entered into a framework strategic partnership agreement with Grandshores Technology Group Limited (“Grandshores”) (HKEX: 01647). In March 2021, Lion Brokers Limited subscribed 64,500,000 shares of Grandshores at a total subscription price of approximately $3.5 million, representing approximately 5.89% of the total issued share capital of Grandshores.